Debt Securities Available for Sale - Fair value of the debt securities of issuers (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investment
Amortized Cost	$ 21,035,610	$ 17,542,125
Debt Securities Available for Sale, at Fair Value	21,561,152	17,648,473
FNMA
Investment
Amortized Cost	2,242,121	3,113,373
Debt Securities Available for Sale, at Fair Value	2,338,897	3,129,538
Freddie Mac
Investment
Amortized Cost	3,616,238	1,623,116
Debt Securities Available for Sale, at Fair Value	$ 3,675,679	$ 1,638,796